UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10349

        Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 4.7% (3.0% of Total Investments)
$ 2,320	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BBB–	$1,992,624
	9/01/39 – XLCA Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	272,236
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	487,000
	Center, Series 2006A, 5.000%, 12/01/31

3,280	Total Consumer Discretionary			2,751,860

	Consumer Staples – 2.3% (1.5% of Total Investments)
725	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	674,417
	Series 2002, 5.375%, 5/15/33
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	5/11 at 100.00	Baa3	681,792
	Bonds, Series 2001, 5.000%, 5/15/31

1,525	Total Consumer Staples			1,356,209

	Education and Civic Organizations – 15.0% (9.6% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	1,117,886
	Series 2002, 5.125%, 9/01/22
500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	473,055
	Series 2006, 5.625%, 9/01/38
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	651,495
	Series 2004, 5.250%, 4/01/34
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/09 at 101.00	BBB–	250,128
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,	1/11 at 101.00	AAA	420,586
	Series 2000, 5.250%, 7/01/30 – FSA Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	493,965
	Series 2004, 5.125%, 7/01/34
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	683,205
	College of Art, Series 2006, 5.000%, 6/01/30
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	510,873
	College of Art, Series 2007, 5.000%, 6/01/36
500	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	489,855
	High School, Series 2005A, 6.000%, 5/01/35
590	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	625,388
	Center Project, Series 2005A, 5.000%, 5/01/18
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	A+	507,745
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 – FGIC Insured
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	A+	513,685
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured
1,140	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B,	4/11 at 100.00	AA+	1,158,707
	4.500%, 4/01/19
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	687,609
	5.000%, 10/01/22
200	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	184,272
	5.000%, 11/01/31

8,805	Total Education and Civic Organizations			8,768,454

	Health Care – 28.3% (18.0% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	1/09 at 101.00	AAA	1,001,060
	Medical Center, Series 1998, 5.125%, 7/01/33 – FSA Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	778,581
	Hospital, Series 2004, 5.500%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,018,390
	General Hospital, Series 2002, 6.000%, 7/01/26
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	A3	642,203
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
715	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa2	643,092
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	470,485
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	610,513
	Medical Center, Series 2001, 5.000%, 7/01/34 – MBIA Insured
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/14 at 100.00	AA	603,468
	Hospital, Series 2004, Inverse 1003, 10.840%, 7/01/33 (IF)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	948,730
	Institute, Series 2003, 5.500%, 7/01/33
480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AAA	490,637
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	704,200
	Series 2004, 5.375%, 8/15/24
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AAA	1,362,190
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	364,017
280	5.500%, 7/01/42	7/17 at 100.00	BBB	263,063
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	BBB	1,477,125
	Center, Series 2001, 5.625%, 7/01/31
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	663,236
	Medical Center, Series 2006, 5.000%, 7/01/36
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/15 at 100.00	A3	1,399,470
	Cecil County, Series 2005, 5.000%, 7/01/40
980	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB–	952,864
	Hospital, Series 2008, 5.750%, 1/01/38
1,610	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group,	12/11 at 100.00	AA	1,618,726
	Series 2001, 5.125%, 12/01/22
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/09 at 100.00	B3	537,439
	5.300%, 7/01/24

17,200	Total Health Care			16,549,489

	Housing/Multifamily – 9.2% (5.8% of Total Investments)
10	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	5/11 at 100.00	Aa2	9,975
	Revenue Bonds, Series 2001A, 5.100%, 5/15/28
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters	12/11 at 100.00	Aaa	2,948,185
	Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	1,040,536
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B2	881,970
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
520	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	458,822
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured

5,785	Total Housing/Multifamily			5,339,488

	Housing/Single Family – 9.8% (6.3% of Total Investments)
250	Maryland Community Development Administration Department of Housing and Community Development,	3/17 at 100.00	Aa2	228,763
	Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative Minimum Tax)
1,030	Maryland Community Development Administration Department of Housing and Community Development,	9/18 at 100.00	Aa2	1,034,347
	Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39 (WI/DD, Settling 9/04/08)
300	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	273,198
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
1,000	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	907,870
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)
815	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	717,021
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)
500	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	426,875
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)
845	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H,	9/10 at 100.00	Aa2	783,687
	5.350%, 9/01/32 (Alternative Minimum Tax)
15	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E,	9/14 at 100.00	Aa2	12,829
	4.900%, 9/01/36 (Alternative Minimum Tax)
600	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	541,902
	4.750%, 9/01/25 (Alternative Minimum Tax)
320	Montgomery County Housing Opportunities Commission, Maryland, Single Family Mortgage Revenue	7/15 at 100.00	Aa2	278,090
	Bonds, Series 2005D, 5.000%, 7/01/36
635	Montgomery County Housing Opportunities Commission, Maryland, Single Family Mortgage Revenue	1/16 at 100.00	Aa2	526,142
	Bonds, Series 2006B, 4.700%, 7/01/37

6,310	Total Housing/Single Family			5,730,724

	Industrials – 2.6% (1.6% of Total Investments)
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	376,925
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,150	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,126,161
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

1,560	Total Industrials			1,503,086

	Long-Term Care – 3.6% (2.3% of Total Investments)
860	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	776,915
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	277,395
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
500	5.000%, 1/01/17	No Opt. Call	N/R	472,700
220	5.250%, 1/01/27	1/17 at 100.00	N/R	184,950
435	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	BBB+	365,013
	Retirement Community, Series 2007, 4.750%, 7/01/34

2,315	Total Long-Term Care			2,076,973

	Tax Obligation/General – 29.1% (18.5% of Total Investments)
750	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water and Sewerage,	8/09 at 101.00	AAA	762,060
	Series 1999, 4.500%, 8/01/19
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
845	5.000%, 3/01/21	3/16 at 100.00	AAA	898,193
650	5.000%, 3/01/21	3/16 at 100.00	AAA	690,918
750	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	AA	778,388
	5.000%, 10/15/22 – AMBAC Insured
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	332,961
	Cecil County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2001B:
975	4.600%, 8/01/18	8/11 at 101.00	AA–	1,008,735
1,020	4.600%, 8/01/19	8/11 at 101.00	AA–	1,050,937
750	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006,	No Opt. Call	AA+	823,350
	5.000%, 11/01/20
	Frederick, Maryland, General Obligation Bonds, Series 2005:
600	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AA	661,284
500	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AA	537,715
510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001,	12/11 at 101.00	AA–	533,455
	4.750%, 12/01/19
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,114,940
	2005A, 5.000%, 7/01/15
4,730	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding	10/11 at 101.00	AAA	5,050,736
	Bonds, Series 2001, 5.250%, 10/01/18
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	780,249
	FSA Insured
800	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	884,008
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,105,010
	Water Supply Bonds, Series 2005, 5.000%, 6/01/16

15,950	Total Tax Obligation/General			17,012,939

	Tax Obligation/Limited – 18.1% (11.5% of Total Investments)
625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A,	1/15 at 101.00	N/R	529,019
	5.350%, 7/01/34
465	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	472,677
	Project, Series 2002, 5.000%, 7/01/12
530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	571,314
	Series 2003A, 5.000%, 5/01/15
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/11 at 101.00	AA+	1,633,831
1,660	5.000%, 8/01/21	8/11 at 101.00	AA+	1,711,460
110	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/10 at 102.00	BBB+	109,460
	Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	313,506
	5.750%, 7/01/34
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	1,141,990
	5.500%, 2/01/16
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,500,737
	Headquarters Building, Series 2002, 5.375%, 6/01/19
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	A	974,750
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
270	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	230,953
	2005, 5.200%, 7/01/34
475	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	384,427
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AA	994,660
	7/01/31 – AMBAC Insured

10,470	Total Tax Obligation/Limited			10,568,784

	Transportation – 5.9% (3.8% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 – AMBAC Insured	7/11 at 100.00	AA	652,002
1,000	5.000%, 7/01/34 – AMBAC Insured	7/11 at 100.00	AA	970,290
1,780	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AAA	1,832,439
	2007, 5.000%, 7/01/30 – FSA Insured (UB)

3,430	Total Transportation			3,454,731

	U.S. Guaranteed – 23.2% (14.7% of Total Investments) (4)
1,000	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	1,054,690
	2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)
215	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (4)	239,192
	(Pre-refunded 7/01/16) – AMBAC Insured
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
100	5.750%, 9/01/25 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	106,298
100	5.800%, 9/01/30 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	106,372
90	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/10 at 102.00	BBB+ (4)	97,501
	Bonds, Series 2001A, 5.700%, 7/01/29 (Pre-refunded 7/01/10) – RAAI Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington
	Episcopal Life Care Community Inc., Series 2001A:
31	6.750%, 4/01/20 (Pre-refunded 4/01/09)	4/09 at 100.00	N/R (4)	31,701
25	6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R (4)	27,778
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	AA (4)	1,371,472
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A (4)	576,508
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1 (4)	1,346,950
	College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A (4)	2,144,919
	Maryland Medical System, Series 2001, 5.250%, 7/01/28 (Pre-refunded 7/01/11)
1,000	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	1,154,080
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	12/11 at 101.00	AAA	1,097,560
	Series 2001, 5.250%, 12/01/20 (Pre-refunded 12/01/11) – FGIC Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,108,869
	5.500%, 10/01/40
1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,061,460
	6.000%, 7/01/26 (Pre-refunded 7/01/10)

12,596	Total U.S. Guaranteed			13,525,350

	Utilities – 3.4% (2.1% of Total Investments)
1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – MBIA Insured	10/09 at 101.00	AA	990,140
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/08 at 100.00	N/R	974,460
	7.400%, 9/01/19 (Alternative Minimum Tax)

2,000	Total Utilities			1,964,600

	Water and Sewer – 2.1% (1.3% of Total Investments)
285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	292,225
	AMBAC Insured
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	541,496
	AMBAC Insured
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	396,233
	2005A, 5.000%, 9/01/15

1,180	Total Water and Sewer			1,229,954

$ 92,406	Total Investments (cost $92,961,171) – 157.3%			91,832,641

	Floating Rate Obligations – (2.3)%			(1,335,000)

	Other Assets Less Liabilities – (0.2)%			(107,977)

	Preferred Shares, at Liquidation Value – (54.8)% (5)			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$58,389,664

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.8)%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$91,832,641	$ —	$91,832,641

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $91,574,384.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,872,036
Depreciation	(2,948,788)

Net unrealized appreciation (depreciation) of investments	$(1,076,752)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008